UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06260

Quaker Investment Trust

(Exact name of Registrant as specified in charter)

________

261 North University Drive

Suite 520

Ft. Lauderdale, FL 33324

(Address of principal executive offices) (Zip code)

Alyssa D. Greenspan

Quaker Investment Trust

261 North University Drive, Suite 520

Ft. Lauderdale, FL 33324

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-272-0007

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") (17 CFR & 270.30e-1), is attached hereto.

Quaker Investment Trust

CCM Affordable Housing MBS ETF

Ticker: OWNS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: June 30, 2026

This annual shareholder report contains important information about CCM Affordable Housing MBS ETF (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmowns/. You can also request this information by contacting us at 888-272-0007.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Affordable Housing MBS ETF	$31	0.30%

How did the Fund perform in the last year?

During the fiscal year ended June 30, 2026, the CCM Affordable Housing ETF (OWNS or "ETF") returned 5.15% on a NAV basis. The ETF’s benchmark, the Bloomberg U.S. Mortgage Backed Securities Index (USD) returned 5.21%.

Real gross domestic product growth in the U.S. during the ETF’s fiscal year ended June 30, 2026, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates were higher across the yield curve with the exception of less than 1 year. The ETF had an underweight to 15-year mortgage-backed securities during the fiscal year, leading to an overall duration that was longer than its benchmark. The ETF’s yield curve positioning contributed positively to performance during the fiscal year.

The portfolio management team employs an active management strategy, meaning that the portfolio management team makes specific investment decisions with the goal of outperforming the Fund’s benchmark. The ETF was overweight higher coupons and underweight lower coupons, leading to a higher income return in the portfolio. Despite the higher income, the underweight to lower coupons did detract from performance during the fiscal year as these coupons outperformed the higher coupons. Security selection contributed to performance during the fiscal year, particularly among the custom created specified pools in higher coupons.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Table Summary
	CCM Affordable Housing MBS ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Mortgage Backed Securities Index (USD)
Jul/21	$10,000	$10,000	$10,000
Jun/22	$9,078	$8,898	$9,057
Jun/23	$8,953	$8,815	$8,919
Jun/24	$9,098	$9,047	$9,108
Jun/25	$9,638	$9,597	$9,701
Jun/26	$10,134	$9,960	$10,207

Since its inception on July 26, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-272-0007 or visit https://www.ccminvests.com/affordable-housing-mbs-etf-owns for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of June 30, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
CCM Affordable Housing MBS ETF	5.15%	0.27%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	3.79%	-0.08%
Bloomberg U.S. Mortgage Backed Securities Index (USD)	5.21%	0.42%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$105,267,359	253	$-	25%

What did the Fund invest in?

Asset Type WeightingsFootnote Reference*

Table Summary
Value	Value
GNMA	0.9%
Short-Term Investment	4.7%
FHLMC	32.0%
FNMA	63.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
FHLMC	3.000%	08/01/52	4.4%
FNMA	2.000%	09/01/51	3.2%
FNMA	4.500%	09/01/53	2.5%
FNMA	5.000%	12/01/53	2.0%
FNMA	2.500%	08/01/51	2.0%
FNMA	4.000%	09/01/53	1.7%
FNMA	3.500%	05/01/52	1.7%
FHLMC	2.000%	01/01/52	1.6%
FHLMC	2.000%	09/01/51	1.6%
FNMA	2.500%	12/01/51	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, call or visit:

  888-272-0007

  https://funddocs.filepoint.com/ccmowns/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-272-0007 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Quaker Investment Trust

CCM Affordable Housing MBS ETF: OWNS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: June 30, 2026

OWNS-AR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Gary E. Shugrue, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Gary E. Shugrue is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $16,000 and $15,500 for fiscal years ended June 30, 2026 and June 30, 2025, respectively.

(b)	Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the Registrant's principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively.

(c)	Tax Fees. The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and planning were $3,000 and $3,000 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively.

(e)(1)The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended June 30, 2026 and June 30, 2025 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Trust has a standing Audit Committee that is comprised solely of its independent Trustees.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Quaker Investment Trust	1

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	28
Notice to Shareholders (Unaudited)	30
Other Information (Form N-CSR Items 8-11) (Unaudited)	31

2	CCM Affordable Housing MBS ETF

Schedule of Investments June 30, 2026

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 96.49%
Agency Mortgage-Backed Obligations - 96.49%
FHLMC - 32.00%
7.00%, 11/01/2053	$140,153	$147,855
6.50%, 11/01/2053	245,326	254,620
6.50%, 12/01/2053	104,531	108,342
6.50%, 03/01/2055	73,951	76,551
6.50%, 06/01/2055	585,637	606,691
6.50%, 07/01/2055	159,413	165,727
6.00%, 11/01/2052	199,073	204,527
6.00%, 01/01/2053	52,069	53,622
6.00%, 02/01/2053	40,122	41,319
6.00%, 04/01/2053	41,047	42,035
6.00%, 06/01/2053	72,192	74,176
6.00%, 11/01/2053	213,598	219,218
6.00%, 12/01/2053	84,446	86,707
6.00%, 08/01/2054	61,764	63,364
6.00%, 03/01/2055	208,125	214,360
6.00%, 03/01/2055	553,379	566,653
6.00%, 05/01/2055	521,357	534,873
6.00%, 06/01/2055	317,306	327,837
6.00%, 02/01/2056	338,041	346,784
6.00%, 05/01/2056	181,787	186,514
5.50%, 11/01/2052	61,784	62,626
5.50%, 01/01/2053	102,614	103,896
5.50%, 03/01/2053	102,321	102,996
5.50%, 05/01/2053	138,321	139,466
5.50%, 06/01/2053	82,876	83,911
5.50%, 09/01/2053	164,639	166,084
5.50%, 11/01/2053	225,915	227,343
5.50%, 12/01/2054	209,656	210,752
5.50%, 01/01/2055	479,812	483,508
5.50%, 02/01/2055	491,266	495,857
5.50%, 03/01/2055	223,891	226,453
5.50%, 03/01/2055	86,215	86,701
5.50%, 05/01/2055	446,717	449,849
5.50%, 06/01/2055	73,096	73,946
5.50%, 07/01/2055	201,266	202,930
5.50%, 11/01/2055	128,973	130,039
5.50%, 12/01/2055	489,627	491,984
5.50%, 02/01/2056	263,129	264,679
5.50%, 03/01/2056	797,381	801,984
5.50%, 06/01/2056	363,308	365,221
5.00%, 02/01/2053	178,545	176,710
5.00%, 04/01/2053	77,449	76,870
5.00%, 04/01/2053	165,381	163,690
5.00%, 05/01/2053	208,624	206,435
5.00%, 09/01/2053	79,664	78,864
5.00%, 09/01/2054	78,383	77,317
5.00%, 05/01/2055	592,826	585,800
5.00%, 06/01/2055	352,223	348,858
5.00%, 07/01/2055	288,407	284,543

The accompanying notes are an integral part of the financial statements.

3

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — continued
5.00%, 11/01/2055	$301,809	$297,355
5.00%, 12/01/2055	284,612	280,412
5.00%, 02/01/2056	347,844	342,331
5.00%, 03/01/2056	277,855	273,488
5.00%, 05/01/2056	265,845	261,666
5.00%, 06/01/2056	175,812	173,089
4.50%, 04/01/2053	78,679	75,786
4.50%, 05/01/2053	102,550	98,759
4.50%, 11/01/2054	224,430	215,476
4.50%, 02/01/2056	355,408	340,998
4.50%, 03/01/2056	402,454	386,121
4.50%, 04/01/2056	1,261,176	1,208,840
4.50%, 05/01/2056	365,131	350,279
4.00%, 05/01/2052	92,471	87,354
4.00%, 09/01/2052	145,429	137,234
4.00%, 11/01/2052	127,329	119,987
3.50%, 04/01/2052	581,267	529,921
3.50%, 04/01/2052	44,779	41,088
3.50%, 05/01/2052	726,829	661,236
3.50%, 05/01/2052	406,827	370,890
3.50%, 12/01/2052	357,153	324,786
3.00%, 03/01/2052	110,367	97,280
3.00%, 04/01/2052	308,095	272,590
3.00%, 04/01/2052	304,984	269,079
3.00%, 04/01/2052	163,103	143,724
3.00%, 05/01/2052	105,858	93,829
3.00%, 05/01/2052	611,586	535,886
3.00%, 08/01/2052	5,292,938	4,634,127
2.50%, 08/01/2051	1,461,369	1,239,867
2.50%, 09/01/2051	676,460	570,000
2.50%, 10/01/2051	58,045	49,386
2.50%, 10/01/2051	375,999	320,022
2.50%, 11/01/2051	476,707	404,070
2.50%, 12/01/2051	549,972	466,172
2.50%, 02/01/2052	123,891	104,928
2.50%, 07/01/2052	331,609	277,217
2.00%, 08/01/2051	1,310,560	1,059,075
2.00%, 09/01/2051	2,029,140	1,632,840
2.00%, 10/01/2051	388,390	315,402
2.00%, 10/01/2051	1,119,600	907,259
2.00%, 11/01/2051	436,434	353,357
2.00%, 12/01/2051	323,570	263,069
2.00%, 01/01/2052	2,033,297	1,634,249

FNMA - 63.55%
7.50%, 12/01/2053	102,363	109,234
7.00%, 11/01/2053	29,761	31,428
7.00%, 01/01/2054	196,956	208,664
7.00%, 02/01/2054	37,161	39,213
7.00%, 05/01/2054	91,445	96,706
6.50%, 10/01/2053	27,097	28,069
6.50%, 11/01/2053	407,024	422,421
6.50%, 12/01/2053	484,521	503,550
6.50%, 05/01/2054	100,831	104,408

The accompanying notes are an integral part of the financial statements.

4	CCM Affordable Housing MBS ETF

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — continued
6.50%, 06/01/2054	$265,677	$275,102
6.50%, 09/01/2054	71,251	73,883
6.50%, 09/01/2055	46,144	47,927
6.00%, 11/01/2052	84,256	86,300
6.00%, 02/01/2053	65,794	67,601
6.00%, 06/01/2053	54,123	55,539
6.00%, 09/01/2053	140,645	144,677
6.00%, 10/01/2053	105,353	108,100
6.00%, 11/01/2053	449,440	461,159
6.00%, 12/01/2053	261,418	268,852
6.00%, 01/01/2054	628,689	644,153
6.00%, 03/01/2054	143,988	147,642
6.00%, 05/01/2054	260,882	267,127
6.00%, 05/01/2054	210,352	216,112
6.00%, 07/01/2054	121,920	125,734
6.00%, 08/01/2054	140,560	144,261
6.00%, 09/01/2054	345,177	353,591
6.00%, 10/01/2054	409,201	419,799
6.00%, 01/01/2055	643,030	659,351
6.00%, 02/01/2055	680,379	699,306
6.00%, 03/01/2055	193,300	198,238
6.00%, 03/01/2055	440,125	451,702
6.00%, 04/01/2055	225,598	231,029
6.00%, 05/01/2055	130,927	134,550
6.00%, 06/01/2055	279,450	288,278
6.00%, 11/01/2055	144,472	148,271
6.00%, 02/01/2056	358,785	367,921
6.00%, 03/01/2056	489,019	501,968
5.50%, 04/01/2053	76,421	77,246
5.50%, 06/01/2053	86,222	87,054
5.50%, 09/01/2053	339,464	343,386
5.50%, 10/01/2053	581,145	586,246
5.50%, 11/01/2053	552,976	557,613
5.50%, 12/01/2053	543,119	547,673
5.50%, 04/01/2054	207,954	209,088
5.50%, 05/01/2054	294,330	296,225
5.50%, 06/01/2054	176,827	178,410
5.50%, 08/01/2054	80,063	80,621
5.50%, 09/01/2054	330,689	333,470
5.50%, 10/01/2054	222,334	224,047
5.50%, 01/01/2055	432,467	437,482
5.50%, 01/01/2055	548,824	553,738
5.50%, 02/01/2055	239,990	242,008
5.50%, 03/01/2055	109,654	110,182
5.50%, 03/01/2055	453,454	456,485
5.50%, 05/01/2055	653,736	661,334
5.50%, 06/01/2055	117,328	118,350
5.50%, 09/01/2055	87,122	87,902
5.50%, 11/01/2055	178,002	179,884
5.50%, 02/01/2056	939,511	944,441
5.50%, 03/01/2056	164,435	165,299
5.50%, 05/01/2056	172,492	173,488
5.50%, 06/01/2056	565,521	568,499
5.00%, 12/01/2052	407,192	403,847

The accompanying notes are an integral part of the financial statements.

5

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — continued
5.00%, 12/01/2052	$149,971	$148,680
5.00%, 02/01/2053	163,863	161,836
5.00%, 05/01/2053	74,899	74,079
5.00%, 06/01/2053	83,153	82,100
5.00%, 10/01/2053	388,890	384,714
5.00%, 11/01/2053	840,363	831,340
5.00%, 12/01/2053	2,173,557	2,150,220
5.00%, 05/01/2054	87,293	86,030
5.00%, 09/01/2054	104,915	103,454
5.00%, 10/01/2054	97,771	96,401
5.00%, 12/01/2054	138,948	137,059
5.00%, 12/01/2054	394,073	389,006
5.00%, 01/01/2055	331,177	326,985
5.00%, 02/01/2055	146,698	144,768
5.00%, 02/01/2055	217,135	214,247
5.00%, 05/01/2055	340,146	335,612
5.00%, 11/01/2055	298,478	294,168
5.00%, 12/01/2055	228,470	224,990
5.00%, 02/01/2056	404,473	398,062
5.00%, 03/01/2056	1,323,742	1,302,703
5.00%, 05/01/2056	711,049	699,780
5.00%, 06/01/2056	1,002,169	986,650
4.50%, 11/01/2052	72,738	70,198
4.50%, 05/01/2053	101,413	97,669
4.50%, 06/01/2053	842,648	812,778
4.50%, 06/01/2053	163,498	157,553
4.50%, 07/01/2053	1,076,970	1,038,795
4.50%, 09/01/2053	2,734,578	2,637,137
4.50%, 12/01/2054	229,289	220,322
4.50%, 12/01/2054	132,199	126,967
4.50%, 01/01/2056	98,919	94,817
4.50%, 03/01/2056	124,047	119,001
4.50%, 07/01/2056	550,000	532,115
4.00%, 07/01/2049	22,332	21,309
4.00%, 05/01/2052	528,028	495,797
4.00%, 05/01/2052	163,287	153,948
4.00%, 05/01/2052	165,612	156,946
4.00%, 05/01/2052	145,286	137,683
4.00%, 06/01/2052	147,934	138,893
4.00%, 07/01/2052	119,263	112,224
4.00%, 09/01/2052	643,868	604,416
4.00%, 06/01/2053	1,546,700	1,449,887
4.00%, 07/01/2053	1,281,832	1,201,466
4.00%, 08/01/2053	887,970	832,206
4.00%, 09/01/2053	1,952,932	1,830,086
4.00%, 01/01/2055	1,134,952	1,061,616
4.00%, 06/01/2056	458,550	428,636
3.50%, 04/01/2052	124,209	113,970
3.50%, 05/01/2052	225,322	206,406
3.50%, 05/01/2052	344,175	316,051
3.50%, 05/01/2052	2,008,428	1,827,176
3.50%, 06/01/2052	705,853	642,153
3.50%, 06/01/2052	209,603	190,608
3.50%, 06/01/2052	83,900	76,296

The accompanying notes are an integral part of the financial statements.

6	CCM Affordable Housing MBS ETF

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — continued
3.00%, 01/01/2031	$5,903	$5,788
3.00%, 08/01/2034	96,900	92,651
3.00%, 03/01/2052	143,339	126,802
3.00%, 03/01/2052	1,110,209	972,981
3.00%, 04/01/2052	494,250	432,884
3.00%, 04/01/2052	100,075	88,577
3.00%, 05/01/2052	207,165	182,550
3.00%, 05/01/2052	194,517	171,595
2.50%, 02/01/2031	37,880	36,966
2.50%, 08/01/2035	77,403	72,636
2.50%, 05/01/2036	30,564	28,673
2.50%, 08/01/2051	608,633	516,669
2.50%, 08/01/2051	2,430,341	2,061,971
2.50%, 09/01/2051	1,381,721	1,174,962
2.50%, 10/01/2051	577,346	489,664
2.50%, 11/01/2051	134,221	114,159
2.50%, 12/01/2051	739,256	626,545
2.50%, 12/01/2051	1,889,271	1,590,672
2.50%, 01/01/2052	544,248	454,978
2.50%, 01/01/2052	103,701	88,342
2.50%, 02/01/2052	160,240	136,337
2.50%, 02/01/2052	825,357	694,186
2.50%, 02/01/2052	563,062	473,833
2.50%, 03/01/2052	165,748	141,117
2.50%, 03/01/2052	656,790	552,709
2.50%, 03/01/2052	340,461	286,605
2.00%, 05/01/2051	418,190	334,019
2.00%, 08/01/2051	1,483,164	1,194,013
2.00%, 09/01/2051	4,220,681	3,396,364
2.00%, 10/01/2051	252,663	204,003
2.00%, 10/01/2051	223,264	180,265
2.00%, 10/01/2051	1,897,479	1,526,893
2.00%, 10/01/2051	76,581	62,190
2.00%, 11/01/2051	355,447	288,650
2.00%, 12/01/2051	905,528	728,042
2.00%, 12/01/2051	635,724	511,402
2.00%, 01/01/2052	194,015	156,447
2.00%, 01/01/2052	82,609	67,179
2.00%, 02/01/2052	1,097,774	881,842
2.00%, 03/01/2052	626,163	501,574

GNMA - 0.94%
5.00%, 03/20/2050	92,798	93,608
3.50%, 12/20/2050	135,504	124,357
2.50%, 08/20/2051	902,222	769,664

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $107,336,936)		101,580,868

The accompanying notes are an integral part of the financial statements.

7

	Shares	Value
SHORT-TERM INVESTMENT - 4.71%
Money Market Fund - 4.71%
First American Government Obligations Fund Cl X, 3.57% (a)	4,953,903	$4,953,903
TOTAL SHORT-TERM INVESTMENT
(Cost $4,953,903)		4,953,903

Total Investments (Cost $112,290,839) - 101.20%		$106,534,771
Liabilities in Excess of Other Assets, Net - (1.20)%		(1,267,412)
NET ASSETS - 100.00%		$105,267,359

(a)	The rate shown is the 7-day effective yield as of June 30, 2026.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association

The following table details the Fund’s investment classifications within the fair value hierarchy at June 30, 2026.

Assets	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$101,580,868	$—	$101,580,868
Short-Term Investment	4,953,903	—	—	4,953,903
Total Investments in Securities	$4,953,903	$101,580,868	$—	$106,534,771

The accompanying notes are an integral part of the financial statements.

8	Quaker Investment Trust

Statement of Assets and Liabilities as of June 30, 2026

CCM Affordable Housing MBS ETF
Assets:
Investments, at fair value (identified cost — $112,290,839)	$106,534,771
Receivables:
Dividends and interest	367,932
Due from Adviser	6,227
Total Assets	106,908,930

Liabilities:
Payables:
Distributions to Shareholders	1,004,768
Due to Custodian	537,427
Trustees' fees	18,750
Chief Compliance Officer fees	6,364
Administration fees	2,466
Other accrued expenses	71,796

Total Liabilities	$1,641,571

Net Assets:	$105,267,359
Net Assets consist of:
Paid-in capital	$118,950,571
Total distributable loss	(13,683,212)

Net Assets	$105,267,359

Net Assets — (Unlimited shares of beneficial interest with no par value authorized; 6,100,000 shares outstanding)	$105,267,359
Net Asset Value, offering and redemption price per share	$17.26

The accompanying notes are an integral part of the financial statements.

9

Statement of Operations for the fiscal year ended June 30, 2026

CCM Affordable Housing MBS ETF
Investment Income:
Interest	$4,829,091
Total investment income	4,829,091

Expenses:
Investment advisory fees	335,799
Trustees' fees	75,000
Chief Compliance Officer fees	71,035
Accounting and administration fees	30,000
Pricing fees	28,000
Printing fees	23,400
Custodian fees	17,698
Legal fees	11,327
Exchange Listing Fees	10,000
Transfer agent fees	7,200
Other	133,847

Total expenses	743,306

Less:
Investment advisory fees waived	(335,799)
Reimbursement from adviser	(71,688)
Net expenses	335,819

Net investment income	4,493,272

Realized and unrealized gain (loss) on:
Investments	(459,907)
Net realized gain (loss)	(459,907)

Unrealized appreciation (depreciation) on:
Investments	1,672,956
Net unrealized appreciation (depreciation)	1,672,956

Net realized and unrealized gain (loss)	1,213,049

Net increase in net assets resulting from operations:	$5,706,321

The accompanying notes are an integral part of the financial statements.

10	Quaker Investment Trust

Statements of Changes in Net Assets

	CCM Affordable Housing MBS ETF
	For the Fiscal Year Ended June 30, 2026	For the Fiscal Year Ended June 30, 2025
Operations:
Net investment income (loss)	$4,493,272	$4,995,339
Net realized gain (loss)	(459,907)	(322,263)
Net change in unrealized appreciation (depreciation)	1,672,956	2,616,897

Net increase in net assets resulting from operations	5,706,321	7,289,973

Distributions	(4,573,050)	(4,779,779)
Capital share transactions:
Shares issued	16,593,203	18,777,811
Shares redeemed	(41,811,215)	(9,371,686)

Increase (decrease) in net assets from capital share transactions	(25,218,012)	9,406,125

Increase (decrease) in net assets	(24,084,741)	11,916,319
Net Assets:
Beginning of year	129,352,100	117,435,781
End of year	$105,267,359	$129,352,100

Share Transactions:
Shares Issued	950,000	1,100,000
Shares redeemed	(2,400,000)	(550,000)

Increase (decrease) in shares	(1,450,000)	550,000

The accompanying notes are an integral part of the financial statements.

11

Financial Highlights - Per share data (for a share outstanding throughout the year/period)

CCM Affordable Housing MBS ETF	For the Fiscal Year Ended June 30, 2026	For the Fiscal Year Ended June 30, 2025	For the Fiscal Year Ended June 30, 2024(1)	For the Fiscal Year Ended June 30, 2023	For the Period Ended June 30, 2022(2)
Net Asset Value, Beginning of Year/Period	$17.13	$16.78	$17.09	$17.83	$20.00
Investment Operations:
Net investment Income (loss)*	0.70	0.67	0.59	0.44	0.14
Net realized and unrealized gain (loss)	0.17	0.32	(0.32)	(0.69)	(1.97)
Total from investment operations	0.87	0.99	0.27	(0.25)	(1.83)
Distributions from:
Net investment income	(0.74)	(0.64)	(0.58)	(0.49)	(0.34)
Total distributions	(0.74)	(0.64)	(0.58)	(0.49)	(0.34)
Net Asset Value, End of Year/Period	$17.26	$17.13	$16.78	$17.09	$17.83
Market Price, End of Year/Period	$17.28	$17.13	$16.83	$17.10	$17.88
Total return(3)	5.15%	5.94%	1.62%	(1.38)%	(9.22)%
Ratios/Supplemental Data
Net assets, End of Year/Period (in 000s)	$105,267	$129,352	$117,436	$111,067	$91,812
Ratio of expenses to average net assets
Before fee waiver	0.66%	0.68%	0.57%	0.51%	0.53	%(a)
After fee waiver	0.30%	0.30%	0.30%	0.30%	0.30	%(a)
Ratio of net investment income to average net assets
Before fee waiver	3.65%	3.54%	3.27%	2.31%	0.58	%(a)
After fee waiver	4.01%	3.92%	3.54%	2.52%	0.81	%(a)
Portfolio turnover rate(4)	25%	31%	58%	26%	78%

*	Per share data calculated using average shares method.
(a)	Annualized.
(1)	Effective as of close of business on March 18, 2024, the Impact Shares Affordable Housing MBS ETF (the "Affordable Housing Predecessor Fund") was reorganized into the CCM Affordable Housing MBS ETF. Information presented prior to March 18, 2024, is that of the Affordable Housing Predecessor Fund.
(2)	Commenced operations on July 26, 2021.
(3)	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(4)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

12	Quaker Investment Trust

Notes to Financial Statements June 30, 2026

Note 1 – ORGANIZATION

The Quaker Investment Trust (the “Trust”), an open-end management investment company, was originally organized as a Massachusetts business trust on October 24, 1990, and was reorganized as a Delaware statutory trust on September 30, 2018. The Trust is registered under the Investment Company Act of 1940, as amended. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each of its series.

The CCM Affordable Housing MBS ETF (the “Fund”) is a non-diversified series of the Trust. The Fund seeks to generate a level of current income.

Community Capital Management, LLC (“CCM” or the “Adviser”) serves as the investment adviser to the Fund since March 18, 2024.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for the Fund shares ("Shares") may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis, at NAV only in a large specified number of Shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Note 2 – SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

13

If available, debt securities, including mortgage-backed obligations, are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents generally value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Valuation Designee (discussed below) concludes it approximates fair value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors.

Foreign securities, if any, listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the fair value of these investments may change on days when you cannot buy or redeem shares of the Fund.

Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Portfolio securities for which market quotations are readily available are valued at their current market value. When market quotations are not readily available (or are deemed unreliable) for one or more portfolio securities, the Act requires the Fund to use the investment’s fair value, as determined in good faith. Pursuant to Rule 2a-5 under the Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations, subject to Board oversight. Pursuant to the Valuation Designee’s fair value policies and procedures, securities for which market quotations are not readily available or for which the market price is determined to be unreliable, may include but are not limited to securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund which holds the security).

14	Quaker Investment Trust

Market quotations may also be not “readily available” if a significant event occurs after the close of the principal exchange on which a portfolio security trades (but before the time for calculation of such Fund’s NAV) if that event affects or is likely to affect (more than minimally) the NAV per share of such Fund. In determining the fair value price of a security, the Valuation Designee may use a number of other methodologies, including those based on discounted cash flows, multiples, recovery rates, yield to maturity or discounts to public comparables. The Valuation Designee may also employ independent pricing services.

Fair value pricing involves judgments that are inherently subjective and inexact; as a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended June 30, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended June 30, 2026, there have been no significant changes to the Fund’s fair valuation methodologies.

For details of the investment classification, reference the Schedule of Investments.

15

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the year ended June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended June 30, 2026, the Fund did not recognize any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Dividends and Distributions to Shareholders — The Fund intends to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or make any capital gain distributions. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits (“FDIC”). Amounts swept overnight are available on the next business day.

Cash Overdraft Charges — Per the terms of an agreement with the U.S. Bank, N.A., if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge. Cash overdraft charges are included in other fees on the Statement of Operations.

16	Quaker Investment Trust

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares currently comprised of 50,000 Shares (each such block of Shares for the Fund are called a “Creation Unit” or multiples thereof).

Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant (“Authorized Participants”) who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

17

The size of a creation unit for a Fund may be changed from time to time in the future if determined to be in the best interests of the Fund by the President of the Fund.

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

	Creation Unit Shares	Creation Fee	Value at June 30, 2026	Redemption Fee
CCM Affordable Housing MBS ETF	50,000	$500	$863,000	$500

Foreign Currency Translation — The books and records of the Fund were maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications — In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Segment Reporting – An operating segment is defined in Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's Principal Financial Officer acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective strategy which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

18	Quaker Investment Trust

Note 3 – AGREEMENTS

Investment Advisory Agreement

Community Capital Management, LLC (“CCM” or the “Adviser”) serves as the investment adviser to the Fund. CCM oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Additionally, CCM furnishes offices, necessary facilities, equipment and personnel.

The Fund does not have a sub-adviser, however Quaker Investment Trust (the “Trust”) and CCM have received “manager of managers” exemptive relief from the SEC that permits the Trust and CCM, subject to the approval of the Board, to appoint a “wholly-owned” or unaffiliated sub-adviser, as defined in the exemptive relief, or to change the terms of a sub-advisory agreement with a “wholly-owned” or unaffiliated sub-adviser without first obtaining shareholder approval. The exemptive order further permits the Trust and CCM to add or to change a “wholly-owned” or unaffiliated sub-adviser or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change and to disclose sub-advisers’ fees only in the aggregate in its registration statement. Any increase in the aggregate advisory fee paid by the Fund remains subject to shareholder approval. The Trust and CCM would continue to have ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Fund will notify shareholders if a sub-adviser is hired in the future.

For the year ended June 30, 2026, the Fund pays the Adviser an annual fee, payable monthly, at the rate of 0.30% of the Fund’s average daily managed assets. Under the Investment Advisory Agreement, the Adviser, among other things: (i) continuously furnishes an investment program for the Fund; (ii) determines the investments to be purchased, held, sold or exchanged by the Fund and the portion, if any, of the assets of the Fund to be held uninvested; (iii) makes changes in the investments of the Fund; (iv) monitors the Fund’s performance and considers ways to improve the performance of the Fund and (v) votes, exercises consents and exercises all other rights pertaining to such securities on behalf of the Fund. The Fund bears all remaining expenses. The Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Act, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales) of the Fund to 0.30% through October 31, 2026. This contract may not be terminated without the action or consent of the Fund’s Board of Trustees. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. During the year ended June 30, 2026, the Adviser waived $335,799 of advisory fees payable by the Fund.

19

As of June 30, 2026, the Fund had fees which were previously waived and/ or reimbursed to the Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, as follows:

Fiscal Year	Subject to Repayment until June 30:	Amount
2024	2027	$123,964
2025	2028	$478,836
2026	2029	$407,487

For the year ended June 30, 2026, the Adviser did not recapture any previously waived fees.

Additionally, the Investment Advisory Agreement remains in force for an initial two-year period and from year to year thereafter, subject to annual approval by (a) the Board or (b) a “vote of a majority of the outstanding voting securities” (as defined in the Act) of the Fund; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Investment Advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Trust’s Board, or by a “vote of a majority of the outstanding voting securities” (as defined in the Act) of the Fund, or by the Adviser, on not more than 60 days’ nor less than 30 days’ prior written notice to the other party. The Investment Advisory Agreement will automatically terminate in the event of its “assignment,” as defined by the Act and the rules thereunder.

20	Quaker Investment Trust

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended June 30, 2026, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by the Fund under the Plan during the current fiscal year.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”), serves as the Fund’s administrator pursuant to an Administration Agreement.

U.S. Bank, N.A. serves as the Fund's custodian and U.S. Bank Global Fund Services serves as the Fund's transfer agency and dividend disbursing services.

Note 4 – INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Purchases:
U.S. Government	$27,392,940
Other	–
Sales and Maturities:
U.S. Government	$54,116,371
Other	–

The Fund did not have in-kind transactions for the year ended June 30, 2026.

Note 5 – TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

21

The permanent differences credited or charged to distributable earnings or Paid-in Capital as of June 30, 2026 are in-kind redemption gain/loss.

Increase Distributable Earnings	Decrease Paid-in Capital
$1,083	$(1,083)

The tax character of dividends and distributions paid during the fiscal years ending June 30, 2026 and June 30, 2025 were as follows:

	Fiscal Year Ended June 30, 2026	Fiscal Year Ended June 30, 2025
Distributions declared from:
Ordinary income	$4,573,050	$4,779,779
Total Distributions	$4,573,050	$4,779,779

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of June 30, 2026, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$775,064
Capital loss carryforwards	(7,697,435)
Other temporary differences	(1,004,773)
Unrealized depreciation, net	(5,756,068)

Accumulated losses, net	$(13,683,212)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains.

Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital. Capital loss carryforwards are as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$(2,268,049)	$(5,429,386)	$(7,697,435)

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

22	Quaker Investment Trust

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2026, were as follows:

Cost of investments	$112,290,839

Gross unrealized appreciation	848,280
Gross unrealized depreciation	(6,604,348)

Net depreciation on investments	$(5,756,068)

The Fund did not pay any federal or state and local income taxes. The Fund may have paid income taxes in foreign jurisdictions for the year ended June 30, 2026. Taxes paid to specific jurisdictions, if applicable, represent less than 5% of income taxes paid (net of refunds received).

Note 6 – RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its net assets in mortgage-backed securities backed by pools of mortgage loans that the Fund’s Adviser believes were made to minority families, low-income families, and/or families that live in persistent poverty areas. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Active Investment Management Risk – The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results. There is no guarantee that the Fund’s investment objective will be achieved.

Asset Class Risk – Securities and other assets in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk – Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date.

Cash Transactions Risk – The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

23

Counterparty Risk – Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund.

Credit Risk – An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments. In certain cases, the issuer could be late in paying interest or principal or could fail to pay its financial obligations altogether.

Extension Risk – Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall.

Exchange-Traded Funds Risk – The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount or a premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; and (3) trading of an ETF’s shares may be halted by the activation of individual or market wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage), if the shares are delisted from the Exchange without first being listed on another exchange, or if the listing exchange’s officials deem such action appropriate in the interest of a fair and orderly market or to protect investors. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. Most ETFs are investment companies. Therefore, the Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, the Fund’s investments in other investment companies.

24	Quaker Investment Trust

Fixed-Income Risk – The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

Income Risk – The Fund’s income may decline when interest rates fall or if there are defaults in the mortgage loans underling the securities in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

Inflation Risk – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk – Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline or increase depending on the movement of market interest rates.

Liquidity Risk – The Fund may hold certain investments that may trade over-the-counter or in limited volume or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them.

Market Price Variance Risk – Fund shares are listed for trading on NYSE Arca, Inc. and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE. Liquidity in those securities may be reduced after the applicable closing times.

The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Mortgage-Related Securities Risk – Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

25

Non-Diversification Risk – As a non-diversified fund for purposes of the Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. Although the Fund is “non-diversified” for purposes of the Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Operational and Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants (as defined below), market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Prepayment Risk – Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date.

Securities Market Risk – Securities market risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally.

Significant Exposure Risk – To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Specified Pools Risk – The Fund is expected to primarily invest in specified pools of mortgage loans. This may cause the Fund to take longer to fully achieve its principal investment strategy.

26	Quaker Investment Trust

Trading Issues Risk – Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.

Transactions Risk – The Fund may purchase securities via to-be-announced transactions (“TBA Transactions”). Purchasing securities in a TBA Transaction may give rise to investment leverage and may increase the Fund’s volatility.

The Fund may also enter into TBA Transactions on a “roll” basis, in which the Fund sells a TBA position prior to its settlement date and simultaneously enters into a new TBA Transaction for a later settlement date involving substantially similar securities. Such transactions, commonly referred to as “TBA rolls” or “dollar rolls,” allow the Fund to maintain exposure to mortgage-backed securities or to manage cash and portfolio duration without taking physical delivery of the underlying securities. The Fund may utilize the TBA roll market for extended periods of time without taking delivery of the underlying securities. Entering into TBA rolls involves risks similar to those associated with other TBA Transactions, including the risk that the value of the underlying mortgage-backed securities may decline prior to settlement, that a counterparty may fail to perform its obligations, or that the Fund may incur costs associated with extending or closing out such transactions. In addition, the Fund could experience a reduction in yield or a loss if the income earned on the securities purchased in a roll is less than the financing and transaction costs associated with maintaining the TBA roll.

U.S. Government Securities Risk – U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Valuation Risk – The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

27

Note 7 – OTHER

At June 30, 2026, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund's Distributor.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosure and/or adjustments were required to the financial statements.

28	Quaker Investment Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Quaker Investment Trust and
Shareholders of CCM Affordable Housing MBS ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the CCM Affordable Housing MBS ETF (the “Fund”), a series of Quaker Investment Trust, including the schedule of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the year ended June 30, 2023 and for the period July 26, 2021 (commencement of operations) through June 30, 2022 were audited by other auditors, whose reports dated August 29, 2023 and August 29, 2022 expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Quaker Investment Trust since 2012.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

29

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 19, 2026

30	Quaker Investment Trust

Notice to Shareholders June 30, 2026

CCM Affordable Housing MBS ETF

For purposes of the Internal Revenue Code of 1986, as amended, the Fund is designating the following items with regard to distributions paid during the fiscal year ended June 30, 2026:

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)
0.00%	0.00%	100.00%	100.00%	0.00%

Qualifying Dividend Income(2)	Qualifying Business Income(3)	U.S. Government Interest(4)	Interest Related Dividends(5)	Short Term Capital Gain Dividends(6)
0.00%	0.00%	0.00%	0.00%	0.00%

1	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

2	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

3	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

4	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

5	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

6	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

31

Other Information (Form N-CSR Items 8-11) (Unaudited) June 30, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on March 3, 2026 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of the Quaker Investment Trust, including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the "Independent Trustees"), approved the renewal of the CCM Affordable Housing MBS ETF (the “Fund”) Investment Management Agreement (the “Advisory Agreement”) with Community Capital Management, LLC (“CCM” or the “Adviser”).

In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and considered information provided by the Adviser at the Meeting and throughout the year at regular meetings of the Board. The Independent Trustees also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. The Independent Trustees reviewed and considered all of the factors they deemed relevant in approving the continuance of the Advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale and fall out benefits are realized as the Fund grows.

Following the Independent Trustees’ discussion, the Board, including a majority of the Independent Trustees, determined to approve the continuation of the Advisory Agreement as follows:

In approving the continuance of the Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement are fair and reasonable, and that the approval of such Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the Board did not quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

32	Quaker Investment Trust

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by CCM for the Fund and its shareholders that included: among other things, descriptions of CCM’s business, personnel, and operations, including the experience and responsibilities of CCM’s business continuity plan, the experience and responsibilities of the Adviser’s investment professionals, compensation of investment professionals; the services the Adviser provides to the Fund; reports furnished by the Adviser as to its adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing; and the monitoring of various third-party service providers to the Fund.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by CCM to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over the one- and three-year periods and since the Adviser began managing the Fund on June 8, 2023, as successor to the ETF for which CCM originally served as sub-adviser. Morningstar, Inc., an independent provider of investment company data, provided the Adviser with the relevant data comparing the Fund’s performance to that of its respective category peers. The Board also reviewed and considered the performance returns for the Fund in comparison to a broad-based performance index. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year, including at the contract renewal meeting.

The Adviser noted that Morningstar had re-categorized the CCM Affordable Housing MBS ETF into the US Fund Government Mortgage-Backed Bond category. The Board noted that the Fund had underperformed its category and index for the 1-year period by 58 basis points. The Board noted that the Fund has been underweight lower coupon MBS and overweight conventional pools and these are the primary drivers of the Fund’s recent performance. The Board noted, however, that the Fund’s three-year and since inception performance numbers were closer to the benchmark’s performance. After further discussions with the Adviser regarding the Fund’s performance and portfolio positioning and market factors impacting its performance, the Trustees found the overall comparative performance results of the Fund to be acceptable.

Fees and Expenses

The Board reviewed and considered information regarding the Fund’s total annual fund operating expenses and its various components, including management fees; underlying fund expenses; and other non-management fees, on a gross and net basis. Based on its consideration of the factors and information it deemed relevant, the Board determined that the compensation paid to CCM under the Advisory Agreement is reasonable.

33

Profitability and Fall-Out Benefits

The Board considered possible costs, profitability and any “fall out” or ancillary benefits that may accrue to the Adviser as a result of its relationship with the Fund. The Board considered information provided by the Adviser about its profitability in managing the Fund. Based on the size of the Fund and/or the waiver of fees and expenses, as well as the other profitability information provided to them, the Board did not believe that the level of profit, if any, being realized by the Adviser from services provided to the Fund was excessive. Moreover, based on the discussions with representatives of the Adviser and the relative size of the Fund, the Board concluded that there did not appear to be any significant fall-out benefits from managing the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that the Adviser assumed management responsibility for the Fund effective March 18, 2024 and that, as of December 31, 2025, the Fund’s assets were $112.6 million. The Board recognized that there would not likely be any economies of scale at this asset level but agreed with CCM’s assessment that economies of scale may exist in the Fund and expenses may be reduced as assets increase.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Advisory Agreement for an additional one-year period.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-888-272-0007.

261 North University Drive ▪ Suite 520 ▪ Ft. Lauderdale, FL 33324
954-217-7999 ▪ Toll Free: 888-272-0007 ▪ www.ccminvests.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act (17 CFR & 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Quaker Investment Trust

By (Signature and Title)	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 28, 2026	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 28, 2026	Principal Executive Officer

By (Signature and Title)	/s/ James H. Malone
James H. Malone,
Date: August 28, 2026	Principal Financial Officer